Convertible Note	6 Months Ended
Dec. 31, 2024
Convertible Note [Abstract]
CONVERTIBLE NOTE

9 — CONVERTIBLE NOTE

On September 23, 2024, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with an institutional investor (the “Investor”), which provides for loans in an aggregate principal amount of up to $8.0 million under three tranches (the “Financing”).

On September 23, 2024, the Company consummated the first closing of the first tranche (the “First Closing of First Tranche”) and issued to the Investor, (A) a convertible promissory note in the aggregate principal amount of up to $750,000, (B) a warrant to purchase up to 74,451 Class A ordinary shares at an initial exercise price of $4.71 per share, subject to certain adjustments (the “Purchase Warrants”), and (C) a pre-funded warrant to purchase up to 191,522 shares at a nominal exercise price of $0.0001 per share, subject to certain adjustments (the “Pre-Funded Warrant”). Pre-Funded Warrants may only be exercised upon occurrence of an Event of Default. In return, the Company received $675,000 (net of original issue discount of 10%) on September 24, 2024 in the First Closing of First Tranche, excluding expenses and commissions.

On October 1, 2024, the Company and the Investor consummated the second closing of the First Tranche. The Company received additional $675,000 (net of original issue discount of 10%) on October 7, 2024 in a second closing of the First Tranche, excluding expenses and commissions (the “Second Closing of First Tranche”). In the Second Closing of First Tranche, the Company issued to the Investor Purchase Warrants to purchase up to 79,599 shares at an initial exercise price of $4.47 per share, subject to certain adjustments.

On December 11, 2024, pursuant to the terms of the Securities Purchase Agreement and the Letter Agreement, the Company and the Investor consummated the third closing of the First Tranche (the “Third Closing of the First Tranche”). The Company received additional $900,000 (net of original issue discount of 10%) on December 12, 2024, in the Third Closing of the First Tranche, excluding expenses and commissions, and issued to the Investor Purchase Warrants to purchase up to 160,020 shares at an initial exercise price of $3.25 per share, subject to certain adjustments.

For the six months ended December 31, 2024, the Company received net proceeds of $2,250,000 in exchange for issuance of convertible note (the “Note”) with principal value of $2,5000,000 and an aggregated 314,070 Purchase Warrants to purchase up to 314,070 shares.

The key terms of the Notes are as follows:

The Notes will mature on the first anniversary from its issuance. No interest is charged to the Notes.

Conversion

The holder of the Notes shall have the right, at such holder’s sole discretion, to convert all or any portion of the convertible notes into Class A ordinary shares at anytime after September 23, 2024 at following fixed conversion prices.

Conversion Price
US$
First Closing of First Tranche	4.71
Second Closing of First Tranche	4.47
Third Closing of First Tranche	3.25

Effective upon each of the Second Closing of First Tranche and the Third Closing of First Tranche, the conversion price of the First Closing of First Tranche shall be decreased, but in no event increased, to equal the lowest 120% of the average three-day VWAP calculated prior to each applicable First Tranche Closing Date.

Effective upon the Third Closing of First Tranche, the conversion price of the Second Closing of First Tranche shall be decreased, but in no event increased, to equal the lowest 120% of the average three-day VWAP calculated prior to each applicable First Tranche Closing Date.

If the Company receives a conversion notice at a time at which the conversion price is less than $0.7616, the Company shall issue a number of shares equal to the conversion amount divided by $0.7616 and pay the economic difference between the conversion price and $0.7616 in cash.

The conversion price is subject to adjustments in the events of i) share splits and combinations, ii) Class A ordinary share dividends and distributions, iii) reclassifications, exchanges, substitutions, and iv) issuance of common stocks, issuance of options, issuance of convertible stocks, change in option price or rate of conversion and issuance of units.

Repayment

Commencing on the earlier of (i) the 60-day anniversary of September 23, 2024 and (ii) the date on which the Resale Registration Statement registering the conversion shares issuable under this Note shall have been declared effective by the SEC, the Company shall pay 105% of the total principal in monthly installments to the Holder of the Notes.

The monthly payments shall be payable in cash; provided, however, that  the Company may elect to pay all or part of a monthly payment in the form of conversion shares in the following formula: (A) the monthly payment for such month shall be 100% of the total principal amount multiplied by the quotient determined by dividing one by the remaining number of months divided by (B) a price per share equal to the lesser of (i) the fixed conversion price then in effect, and (ii) 93.5% of the average of the four (4) lowest daily VWAPs during the 15 Trading Day period immediately preceding the applicable payment date, provided that such price shall not be less than $0.7616.

The Company is also obliged to transfer make whole shares in the event that the 93.5% of market price prevailing on 15 trading days succeeding the payment dates is less than the conversion price. The number of make whole shares equals to the difference between the number of conversion shares the Holder received in monthly payment and the number of conversion shares which the Holder would have received had the succeeding market price applied to such monthly payment.

As of December 31, 2024, the Company has fully settled the note issued in First Closing of First Tranche with principal amount of $750,000 and partially settled the note issued in the Second closing of Frist Tranche with principal amount of $400,000 by issuance of an aggregate of 524,314 shares of Class A ordinary shares to the Investor.

Accounting for the Convertible Notes

The Company has classified the convertible notes as liabilities under ASC 470 because it is a debt in its legal form. The Company determined that the conversion feature within the Notes meet the definition of embedded derivatives and the Group estimated a fair value of the derivative liability using the Binominal Tree Model at the date of issuance.

The convertible note is initially recognized at residual value after allocating net proceeds to warrant liabilities (Note 10) and derivative liabilities. On the three closings of First Tranche, the Company issued convertible notes at fair value of $784,000, $785,000 and $1,045,000, respectively. The Company allocated net proceeds of $370,328, $420,000 and $633,000 to convertible notes.

Subsequently, the Company accretes interest on convertible notes based on effective interest rate. The interest expenses was charged to the account of interest expenses on the consolidated statements of operations and comprehensive loss. For the six months ended December 31, 2024, the Company recognized interest expenses of RMB 1,144,478 ($197,893) on convertible notes.

On settlement of the Notes, the Company adopted extinguishment accounting to derecognize the convertible notes. The Company charged the difference between the carrying amount of the convertible notes in addition to the fair value of related derivative liabilities and the fair value of Class A ordinary shares on payment dates into the account of “loss on settlement of convertible notes“ on the condensed consolidated statements of operations and comprehensive loss. For the six months ended December 31, 2024, the Company recognized loss on settlement of convertible notes of RMB 4,438,430 ($608,062).

The conversion feature is accounted for as a derivative liability at fair value, with changes in fair value charged to condensed consolidated statements of operations and comprehensive loss. For the six months ended December 31, 2024, the Company recognized changes in fair value of RMB 722,631 ($99,000) of conversion feature.

As of December 31, 2024, the carrying amounts of the Company’s convertible notes are RMB 6,452,341 ($883,967), net of unamortized debt discount of RMB 3,401,714 ($466,033).

The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s derivate liabilities at their measurement dates:

	First Closing	Second Closing	Third Closing
Issuance Date	On September 24, 2024	On October 7, 2024	On December 12, 2024
Risk-free rate	3.86%~ 4.02%	4.28%~ 4.41%	4.34%~ 4.35%
Estimated volatility rate	37.57%~ 42.09%	38.86%~ 45.27%	38.52%~ 43.00%
Dividend yield	0%	0%	0%
Bond yield	8.32%	8.62%	8.66%

	First Closing	First Closing	Second Closing	Second Closing	Second Closing	Third Closing
Extinguishment date or Balance sheet date	On November 22, 2024	On December 6, 2024	On December 6, 2024	On December 23, 2024	On December 31, 2024	On December 31, 2024
Risk-free rate	4.53%	4.32%~4.42%	4.41%	4.39%~4.41%	4.33%~4.41%	4.30%~4.32%
Estimated volatility rate	37.60%	38.04%~43.99%	39.17%~48.45%	44.96%~49.86%	42.25%~45.65%	41.23%~49.31%
Dividend yield	0%	0%	0%	0%	0%	0%
Bond yield	8.32%	8.64%	8.64%	8.81%	8.75%	8.75%